Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and are presented in Indian rupees (“INR”), unless otherwise stated. The consolidated financial statements include the accounts of APGL and companies which are directly or indirectly controlled by APGL. All intercompany accounts and transactions have been eliminated upon consolidation. Certain balances relating to prior years have been reclassified to conform to the current year presentation.

All share and per share amounts presented in the consolidated financial statements have been adjusted to reflect the 16-for-1 stock split of the Company’s equity shares that was effective on October 6, 2016

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, costs, expenses and comprehensive loss that are reported and disclosed in the consolidated financial statements and accompanying notes. These estimates are based on management’s best knowledge of current events, historical experience, actions the Company may undertake in the future and on various other assumptions that are believed to be prudent and reasonable under the circumstances. Significant estimates and assumptions are used for, but not limited to impairment and useful lives of property, plant and equipment, determination of asset retirement obligations, valuation of derivative instruments, valuation of share based compensation, income taxes including related valuation allowance, energy kilowatts expected to be generated over the entire term of certain PPAs and other contingencies and commitments. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates, and such differences may be material to the consolidated financial statements.

Foreign currency translation and transactions
(c)	Foreign currency translation and transactions

The functional currency of APGL is the United States Dollar (“US$”) and reporting currency is Indian rupees (“INR”). The Company’s subsidiaries with operations in India and the United States use their respective currencies as their functional currencies. The financial statements of APGL and its subsidiaries, other than subsidiaries with functional currency of INR, are translated into INR using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the determination of net income or loss during the year in which they occur.

Revenue, expense and cash flow items are translated using the average exchange rates for the respective year. The resulting gains and losses from such translation are excluded from the determination of earnings and are recognized instead in accumulated other comprehensive loss, which is a separate component of shareholders’ equity/(deficit).

Realized and unrealized foreign currency transaction gains and losses, arising from exchange rate fluctuations on balances denominated in currencies other than the functional currency of an entity, such as those resulting from the Company’s US dollar (“US$”) denominated borrowings, are included in ‘Loss on foreign currency exchange, net’ in the consolidated statements of operations.

Convenience translation
(d)	Convenience translation

Translation of balances in the consolidated balance sheets and the consolidated statements of operations, comprehensive loss, shareholders’ equity/(deficit) and cash flows from INR into US$, as of and for the year ended March 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = INR 64.85, the noon buying rate in New York City for cable transfers in non U.S. currencies, as certified for customs purposes by the Federal Reserve Bank of New York on March 31, 2017. No representation is made that the INR amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2017, or at any other rate.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks, term deposits and all other highly liquid investments purchased with an original maturity of three months or less at the date of acquisition and that are readily convertible to cash. The Company has classified term deposits totaling INR 291,951 and INR 846,394 (US$ 13,052) at March 31, 2016 and 2017, respectively, as cash and cash equivalents, because the Company has the ability to redeem these deposits at any time subject to an immaterial interest rate forfeiture. All term deposits are readily convertible into known amount of cash with no more than one day’s notice.

Restricted cash
(f)	Restricted cash

Restricted cash consists of cash balances restricted as to withdrawal or usage and relates to cash used to collateralize bank letters of credit supporting the purchase of equipment for solar power plants, bank guarantees issued in relation to the construction of the solar power plants within the timelines stipulated in PPAs and for certain debt service reserves required under the Company’s loan agreements. Restricted cash is classified into current and non-current portions based on the term of the deposit and the expiration date of the underlying restriction.

Investments
(g)	Investments

The Company determines the appropriate classification of investment securities at the time of purchase and re-evaluates such designation at each balance sheet date. The investment securities held by the Company during the periods presented in the accompanying consolidated financial statements are classified as available for sale (short-term investments) consisting of liquid mutual funds units and held-to-maturity investments (long-term investments) consisting of notes of the Bank of Mauritius.

The Company accounts for its investments in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 320, Accounting for Certain Investments in Debt and Equity Securities. These investments are considered as available for sale and held to maturity. Investments classified as available for sale are recorded at fair value, with the unrealized gains or losses, net of tax, reported as a component of accumulated other comprehensive income or loss in the consolidated statement of shareholders’ equity/(deficit). As of March 31, 2015, and 2016, the Company did not have any short-term available for sale securities and as of March 31, 2017, the Company had INR 3,296,797 (US$ 50,837) as short term investments available for sale securities and unrealized gain of INR 31,774 (US$ 490) on such investments. Realized gains from the sale of available for sale securities during the years ended March 31, 2015, 2016 and 2017 were INR 13,949, INR 45,375 and INR 72,334 (US$ 1,115), respectively and proceeds from the sale of available for sale securities during the year ended March 31, 2015, 2016 and 2017 were INR 927,940, INR 5,071,014 and INR 9,744,735 (US$ 150,266), respectively.

Securities that the Company has positive intent and ability to hold till maturity are classified as held-to-maturity securities and stated at amortized cost. As of March 31, 2016, and March 31, 2017, amortized cost of held to maturity investments were INR 6,785 and INR 6,631 (US$ 102) respectively. The maturity date of the investment is February 3, 2020 (one to five years).

Realized gains and losses, and decline in value judged to be other than temporary on these investments are included in the consolidated statements of operations. The cost of securities sold or disposed is determined on First in First Out (“FIFO”) method.

Accounts receivable
(h)	Accounts receivable

The Company’s accounts receivables are generated by selling energy to customers and are reported net of any allowance for uncollectible accounts. The allowance for doubtful accounts is based on various factors, including the length of time receivables are past due, significant one-time events, the financial health of customers and historical experience. The allowance for doubtful accounts at March 31, 2016 and 2017 was INR 44,478 and INR 44,478 (US$ 686). Accounts receivable serve as collateral for borrowings under the working capital facility, described in Note 5.

Deferred IPO cost
(i)	Deferred IPO cost

The Company incurred underwriter fees, legal expenses, printing costs and other costs directly relating to its IPO of INR 966,947 (US$ 14,911). The Company accounted for such costs under ASC 340-10-599-1 (SAB Topic 5A) “Expenses of the Offering” as incremental costs directly attributable to an offering of equity shares. These costs were applied against the proceeds from the IPO.

Property, plant and equipment
(j)	Property, plant and equipment

Property, plant and equipment represents the costs of completed and operational solar power plants, as well as the cost of furniture and fixtures, vehicles, office and computer equipment, leasehold improvements, freehold land and construction in progress. Construction in progress represents the accumulated cost of solar power plants that have not been placed into service at the date of the balance sheet. Construction in progress includes the cost of solar modules for which the Company has taken legal title, civil engineering, electrical and other related costs incurred during the construction of a solar power plant. Construction in progress is reclassified to property, plant and equipment when the project begins its commercial operations.

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Leasehold improvements to office facilities are depreciated over the shorter of the lease period or the estimated useful life of the improvement. Lease hold improvements on the solar power plant sites are depreciated over the shorter of the lease term or the remaining period of the PPAs undertaken with the respective customer. Freehold land is not depreciated. Construction in progress is not depreciated until it is ready to be put to use.

Improvements to property, plant and equipment deemed to extend the useful economic life of an asset are capitalized. Maintenance and repairs that do not improve efficiency or extend the estimated economic life of an asset are expensed as incurred.

Capitalized interest

Interest incurred on funds borrowed to finance construction of solar power plants is capitalized until the plant is ready for its intended use.

The amount of interest capitalized during the years ended March 31, 2015, 2016 and 2017 was INR 155,012, INR 219,166 and INR 256,802 (US$ 3,960), respectively.

Accounting for impairment of long-lived assets
(k)	Accounting for impairment of long-lived assets

The Company periodically evaluates whether events have occurred that would require revision of the remaining useful life of property, plant and equipment and improvements, or render their carrying value not recoverable. If such circumstances arise, the Company uses an estimate of the undiscounted value of expected future operating cash flows to determine whether the long-lived assets are impaired. If the aggregate undiscounted cash flows are less than the carrying amount of the assets, the resulting impairment charge to be recorded is calculated based on the excess of the carrying value of the assets over the fair value of such assets, with the fair value determined based on an estimate of discounted future cash flows, appraisals or other valuation techniques. There were no impairment charges related to long-lived assets recognized during the years ended March 31, 2016 and 2017.

Leases and land use rights
(l)	Leases and land use rights

Certain of the Company’s leases relate to leasehold land on which the solar power plants are constructed and for office facilities. Leases are reviewed for capital or operating classification at their inception under the guidance of ASC Topic 840 Leases. The expense for leases classified as operating leases is recorded as rent expense on a straight-line basis, over the lease term, beginning with the date the Company has access to the property.

Land use rights represent lease prepayments to the lessor. Land use rights are carried at cost less accumulated amortization. Amortization is provided to write-off the cost of these prepayments on a straight-line basis over the period of the lease or the PPA, whichever is shorter.

The Company did not have any capital leases during any of the periods presented in the accompanying consolidated financial statements.

Asset retirement obligations (ARO)
(m)	Asset retirement obligations (ARO)

Upon the expiration of a PPA or, if later, the expiration of the lease agreement for solar power plants located on leasehold land, the Company is required to remove the solar power plant and restore the land. The Company records the fair value of the liability for the legal obligation to retire the asset in the period in which the obligation is incurred, which is generally when the asset is constructed. When a new liability is recognized, the Company capitalizes it by increasing the carrying amount of the related long-lived asset, which resulting ARO asset is depreciated over the remaining useful life of the solar power plant. The liability is accreted and expensed to its present expected future value each period based on a credit adjusted risk free interest rate. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.

The Company’s asset retirement obligations were INR 94,301 and INR 242,980 (US$ 3,747) as of March 31, 2016 and 2017, respectively. The accretion expense incurred during the years ended March 31, 2015, 2016 and 2017 was INR 2,592, INR 6,109 and INR 9,329 (US$ 144), respectively. There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2017.

	2016 (INR)	2017 (INR)	2017 (US$)
Beginning balance	70,942	94,301	1,454
Addition during the year	17,250	139,350	2,149
Liabilities settled during the year	—	—	—
Accretion expense during the year	6,109	9,329	144
Ending balance	94,301	242,980	3,747

Software
(n)	Software

The Company capitalizes certain internal software development cost under the provision of ASC Topic 350-40 Internal-Use Software. As of March 31, 2017, the amount capitalized as software includes the cost of software licenses, as well as related implementation costs, which primarily relate to third party consulting fees. Such license and implementation costs are capitalized and amortized over their estimated useful lives of three years using the straight-line method. On an ongoing basis, the Company assesses the recoverability of its capitalized software intangible assets. Capitalized software costs determined to be unrecoverable are expensed in the period in which the determination is made. As of March 31, 2017, all capitalized software was considered fully recoverable.

Debt financing costs
(o)	Debt financing costs

Financing costs incurred in connection with obtaining construction and term financing loans are deferred and amortized over the term of the respective loan using the effective interest rate method. Amortization of debt financing costs is capitalized during construction and recorded as interest expense in the consolidated statements of operations, following commencement of commercial operations of the respective solar power plants. In case of refinancing of existing loans, the Company records the unamortized portion of debt financing costs as an expense and the cost of debt refinancing is deferred and amortized over the remaining term of the refinanced loan.

In April 2015, the FASB issued Accounting Standards Update No. 2015-03 — “Interest — Imputation of Interest (ASC Subtopic 835-30) — Simplifying the Presentation of Debt Issuance Cost” which requires the discount or premium and debt issuance costs to be reported in the balance sheet as a direct deduction from the face amount of debt liability. The amendments in this update were effective for financial statements issued for fiscal years beginning after December 15, 2015. The Company has retrospectively adopted the change and presented the debt financing costs as a deduction from the current and non-current borrowings. The retrospective adoption of this guidance had no impact to the consolidated statements of operations and comprehensive loss or consolidated statements of cash flows. Certain amounts in the prior year’s consolidated balance sheets have been reclassified to conform to the current year presentation. This has resulted in the reclassification of current portion of debt financing cost totaling INR 51,935 at March 31, 2016.

Carrying value of debt financing costs as of March 31, 2016 and March 31, 2017 were INR 438,172 and INR 909,131 (US$14,019) respectively. Amortization of debt financing costs for the fiscal year ended March 31, 2015, 2016 and 2017 was INR 22,090, INR 52,762 and INR 114,085 (US$1,759), respectively.

Income taxes
(p)	Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authority. Income taxes are recorded under the asset and liability method, as prescribed under ASC Topic 740 Income Taxes, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company establishes valuation allowances against its deferred tax assets when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The computation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company applies a two-step approach to recognize and measure uncertainty in income taxes in accordance with FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of ASC Topic 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Through March 31, 2017, the Company does not have any unrecognized tax benefits nor has it recognized any interest or penalties.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. This guidance requires entities to classify deferred tax liabilities and assets as noncurrent in a classified statement of financial position. The guidance is effective for interim and annual periods beginning after December 15, 2016, and may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. As permitted, the Company elected to early adopt this guidance on a retrospective basis and all deferred tax assets and liabilities are classified as non-current.

Employee benefits
(q)	Employee benefits

Defined contribution plan

Eligible employees of the Company in India receive benefits from the Provident Fund, administered by the Government of India, which is a defined contribution plan. Both the employees and the Company make monthly contributions to the Provident Fund equal to a specified percentage of the eligible employees’ salary.

The Company has no further funding obligation under the Provident Fund, beyond the contributions elected or required to be made thereunder. Contributions to the Provident Fund by the Company are charged to expense in the period in which services are rendered by the covered employees and amounted to INR 5,693, INR 10,350 and INR 15,734 (US$ 243) for the years ended March 31, 2015, 2016 and 2017, respectively.

Defined benefit plan

Employees in India are entitled to benefits under the Gratuity Act, a defined benefit post-employment plan covering eligible employees of the Company. This plan provides for a lump-sum payment to eligible employees at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employee’s salary and tenure of employment. As of March 31, 2017, this plan is unfunded.

Current service costs for defined benefit plans are accrued in the period to which they relate. In accordance with ASC Topic 715, Compensation Retirement Benefit, the liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method and amounted to INR 7,350 and INR 11,077 (US$ 171) as of March 31, 2016 and 2017, respectively. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees. Interest costs for the period ended March 31, 2016 and 2017 were not significant.

Compensated absences

The Company recognizes its liabilities for compensated absences in accordance with ASC Topic 710, Compensation-General. The Company accrues the liability for its employee rights to compensated absence in the year in which it is earned.

Revenue recognition
(r)	Revenue recognition

Revenue from sale of power is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, solar energy kilowatts are supplied and collectability is reasonably assured. Revenue is based on the solar energy kilowatts actually supplied to customers multiplied by the rate per kilo-watt hour agreed to in the respective PPAs. The solar energy kilowatts supplied by the Company are validated by the customer prior to billing and recognition of revenue.

Where PPAs include scheduled price changes, revenue is recognized at lower of the amount billed or by applying the average rate to the energy output estimated over the term of the PPA. The determination of the lesser amount is undertaken annually based on the cumulative amount that would have been recognized had each method been consistently applied from the beginning of the contract term. The Company estimates the total kilowatt hour units expected to be generated over the entire term of the PPA. The contractual rates are applied to this annual estimate to determine the total estimated revenue over the term of the PPA. The Company then uses the total estimated revenue and the total estimated kilo-watt hours to compute the average rate used to record revenue on the actual energy output supplied. The Company compares the actual energy supplied to the estimate of the energy expected to be generated over the remaining term of the PPA on a periodic basis, but at least annually. Based on this evaluation, the Company reassesses the energy output estimated over the remaining term of the PPA and adjusts the revenue recognized and deferred to date. Through March 31, 2017, the adjustments have not been significant. The difference between actual billing and revenue recognized is recorded as deferred revenue.

For the years ended March 31, 2015, 2016 and 2017, the amount of revenue recognized under the PPA’s with scheduled price changes is INR 175,492, INR 168,552 and INR 161,760 (US$ 2,494), respectively.

Revenue from sale of power is recorded net of discounts. Through March 31, 2017, discounts have not been significant.

The Company records the proceeds received from Viability Gap Funding (VGF) on fulfillment of the underlying conditions as deferred revenue. Such deferred VGF revenue is recognized as sale of power in proportion to the actual sale of solar energy kilowatts during the period to the total estimated sale of solar energy kilowatts during the tenure of the applicable power purchase agreement pursuant to the revenue recognition policy.

Cost of operations (exclusive of depreciation and amortization)
(s)	Cost of operations (exclusive of depreciation and amortization)

The Company’s cost of operations consists of expenses pertaining to operations and maintenance of its solar power plants. These expenses include payroll and related costs for maintenance staff, plant maintenance, insurance, and if applicable, lease costs.

Depreciation expense is not included in cost of operations but is included within “Depreciation and amortization expense”, shown separately in the consolidated statements of operations.

General and administrative expenses
(t)	General and administrative expenses

General and administrative expenses include payroll and related costs for corporate, finance and other support staff, including bonus and share based compensation expense, professional fees and other corporate expenses.

Share based compensation
(u)	Share based compensation

The Company follows guidance under ASC Topic 718, Compensation — Stock Compensation, which requires compensation costs related to share-based transactions, including employee share options, to be recognized in the financial statements based on their fair value. The Company recognizes compensation expense for equity share options net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Share-based compensation is included in general and administrative expenses and recognized in the consolidated statements of operations based on awards ultimately expected to vest.

The Company has elected to use the Black-Scholes-Merton valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a fixed exercise price and fixed service-based vesting.

The Company has elected to use the Lattice valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a market condition.

Refer to note 19 for details on the Share based compensation.

Contingencies
(v)	Contingencies

Liabilities for loss contingencies arising from claims, tax assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred with respect to these items are expensed as incurred.

Fair value of financial instruments
(w)	Fair value of financial instruments

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Derivative instruments
(x)	Derivative instruments

Derivative instruments are recorded on the consolidated balance sheets at fair value. Changes in fair value of derivatives not designated as accounting hedges are reported directly in earnings along with the corresponding transaction gains and losses on the items being hedged. The Company enters into foreign exchange currency contracts to mitigate and manage the risk of changes in foreign exchange rates. These foreign exchange derivative contracts were entered into to hedge the fluctuations in foreign exchange rates for recognized balance sheet items such as the Company’s U.S. dollar denominated borrowings and are not designated as hedges for accounting purposes. Realized gains (losses) and changes in the fair value of these foreign exchange derivative contracts are recorded in foreign exchange gains (losses), net in the consolidated statements of operations. These derivatives are not held for speculative or trading purposes.

Segment information
(y)	Segment information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer is the chief operating decision maker. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has a single operating and reporting segment: Sale of power. The Company’s principal operations, revenue and decision-making functions are located in India.

Non-controlling interest
(z)	Non-controlling interest

The non-controlling interest recorded in the financial statements relates to (i) a 20% ownership in a subsidiary (10MW Gujarat Power Plant) not held by the Company, (ii) a 48.37% ownership in a subsidiary (150MW Punjab Power Plant) not held by the Company, and (iii) a 49% ownership in a subsidiary on an as converted basis (50MW Uttar Pradesh Power Plant) not held by the Company.

As of March 31, 2017, the Company recorded a non-controlling interest amounting to INR 1,304,729 (US$ 20,119) including INR 18,924 (US$ 292) of net loss for the year. As of March 31, 2016, the Company recorded a non-controlling deficit amounting to INR 330, including loss of INR 4,651 for the year Net loss attributable to non-controlling interest for the year ended March 31, 2015 was INR 5,595.

Redeemable non-controlling interest
(aa)	Redeemable non-controlling interest

The redeemable non-controlling interest recorded in the financial statements relates to a 29% ownership in a subsidiary (50MW Andhra Pradesh Power Plant) not held by the Company. The investor representing the redeemable non-controlling interest has a put option to sell its equity interest to the Company for cash at the lower of fair value or a return of 11.5% after March 5, 2019. This non-controlling interest is considered to be redeemable equity under ASC 480-10-S99-3A and accordingly it is classified as “mezzanine” equity in the Company’s consolidated balance sheet. The Company has adjusted the carrying amount of the redeemable non-controlling interest to its expected redemption value of INR 346,754 and INR 390,827 (US$ 6,027) at March 31, 2016 and 2017 respectively, based on the guaranteed return which is less than fair value.

Recent accounting pronouncements
bb)	Recent accounting pronouncements

Beginning April 1, 2017, the Company has irrevocably elected to follow public company effective dates for new accounting pronouncements.

In May 2014, the FASB issued ASU No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity is required to follow five steps which comprises of (a) identifying the contract(s) with a customer; (b) identifying the performance obligations in the contract; (c) determining the transaction price; (d) allocating the transaction price to the performance obligations in the contract and (e) recognizing revenue when (or as) the entity satisfies a performance obligation. The deferral resulted in the new revenue standard being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 (April 1, 2018 for the Company). The Company has the option of adopting the new revenue standard using either one of two methods: (i) retrospectively to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU No. 2014-09; or (ii) retrospectively with the cumulative effect of initially applying ASU No. 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU No. 2014-09.

The Company is in the process of evaluating the impact of the standard update. The ultimate impact on revenue resulting from the application of the new standard will be subject to assessments that are dependent on many variables, including, but not limited to, the terms of contractual arrangements. The Company also continues to evaluate the available transition methods and its contractual arrangements. The Company’s considerations include, but are not limited to, the comparability of its financial statements and the comparability within its industry from application of the new standard to its contractual arrangements. The Company plans to select a transition method by December 2017. The Company has established an implementation team to implement the standard update related to the recognition of revenue from contracts with customers. The Company continues to evaluate the changes to accounting system and processes, and additional disclosure requirements that may be necessary.

On January 5, 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017 (April 1, 2018 for the Company), including interim periods within those fiscal years. The Company does not expect this standard to have a material impact on its consolidated financial statements

In February 2016, the FASB issued ASU 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For leases that were formerly classified as operating, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018 (April 1, 2019 for the Company), including interim periods within those fiscal years using the modified retrospective method, which will require adjustment to all comparative periods presented in the consolidated financial statements. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements and the approach to be used.

In March 2016, the FASB issued ASU 2016-09 (“ASU 2016-09”), Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016 (April 1, 2017 for the Company), including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017 (April 1, 2018 for the Company), and interim periods within those fiscal years and should be applied using a retrospective transition method to each period presented. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Intra-Entity Transfers of Assets Other Than Inventory, to require the recognition of the income tax effects from an intra-entity transfer of an asset other than inventory. The ASU is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Adoption of the ASU is based on a modified retrospective method. The Company intends to early adopt the ASU fiscal year beginning April 1, 2017 and early adoption will result in recognition of deferred tax asset on the income taxes paid on the intra entity transfer of assets to the extent these are expected to be realized by the subsidiary outside of the tax holiday period. The Company believes on early adoption of this guidance, tax expense is expected to be lower and accordingly its profit after tax is likely to increase as it will result in recognition of deferred tax assets on intra-entity transfer of assets is likely to be higher than the prepaid taxes it could have recognize earlier.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows — Restricted cash. The amendments apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this update require that a statement of cash flows should explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments are effective for fiscal years beginning after December 31, 2017 (April 1, 2018 for the Company) and interim periods within those annual periods. Early adoption is permitted with an adjustment reflected as of the beginning of the fiscal year in which the amendment is adoption. The Company does not expect the adoption of this ASU to have any effect on its financial position or results of operations.